Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 412,051	$ 589,668		$ 12,047
Accounts receivable	55,112	55,169		52,761
Inventory	445,977	196,553
Prepaid expenses and other current assets	277,534	432,082		14,184
TOTAL CURRENT ASSETS	1,190,674	1,273,472		428,992
Property and equipment, net	37,392	3,834		0
Operating lease right-of-use asset	38,986	49,432		0
TOTAL ASSETS	1,267,052	1,326,738		428,992
CURRENT LIABILITIES
Accounts payable and accrued expenses	905,144	941,309		748,926
Accounts payable – related party	124,370	124,370		153,300
Convertible loans payable, net of discounts	39,999	176,703		149,241	$ 243,923
Due to officers	11,684	17,485		84,676
Derivative liability	0	354,160		310,641	413,795
Current portion of operating lease liability	38,986	39,148		0
Common stock subscriptions liability	0	377,350
TOTAL CURRENT LIABILITIES	1,120,183	2,030,525		1,996,784
Operating lease liability, net of current portion	0	10,283		0
TOTAL LIABILITIES	1,120,183	2,040,808		1,996,784
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	9,781	9,781		9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 162,389,201 and 143,840,643 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	162,389	143,840		123,316
Common stock subscriptions, 10,324,000 and 15,855,000 shares at March 31, 2022 and December 31, 2021, respectively	722,445	792,745		1,504,000
Additional paid in capital	22,034,831	20,777,401		16,153,038
Accumulated deficit	(22,754,103)	(22,395,393)		(19,357,927)
Accumulated other comprehensive loss	(28,474)	(42,444)
TOTAL STOCKHOLDERS' DEFICIT	146,869	(714,070)	$ (1,542,533)	(1,567,792)	$ (4,180,484)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,267,052	$ 1,326,738		$ 428,992